OTHER LOAN PAYABLE (Tables)	12 Months Ended
Mar. 31, 2023
Other Loan Payable
Schedule of loans payable

	March 31,	March 31,
	2023	2022

Thales Canada	$1,209,445	$–
Less: other loan payable - current	(467,976)	–
Total	$741,469	$–

Schedule of maturity debt

Year ending March 31,
2024	$467,976
2025	488,892
2026	252,577
Total future minimum lease payments	1,209,445
Less: imputed interest	(69,629)
Total	$1,209,446